Pay vs Performance Disclosure - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following pay versus performance disclosure is required by rules adopted by the SEC in the fall of 2022. The disclosure required for smaller reporting companies consists of a Pay Versus Performance table and reconciliation of the information reported in the table. The SEC believes this disclosure will help shareholders better evaluate the link between executive pay and performance, both for the Company on a stand-alone basis and as compared to other publicly traded companies.

The Pay Versus Performance table is highly regulated and requires pay disclosure that is intended to supplement what we customarily provide in the Summary Compensation Table and the other executive compensation tables. The table currently provides SEC mandated compensation data for fiscal years 2024 and 2025 for our Named Executive Officers (“NEOs”), including our principal Executive Officer (“PEO”), along with certain financial performance measures. In reviewing the table, our shareholders should note the following:

●

The amounts in columns (b) and (d) of the table are taken from or derived directly from the total compensation paid to the relevant NEOs as reported in the current year or prior year Summary Compensation Tables;

●

The “compensation actually paid” in columns (c) and (e) represents an additional type of compensation disclosure mandated by the SEC, the intent of which is to try and isolate the amount of compensation earned by the relevant NEO(s) in each year. To calculate “compensation actually paid,” we are required to start with the totals for that year as reported in the Summary Compensation Table, deduct the Summary Compensation Table values for stock and option awards, and then add back amounts for new and previously outstanding stock and option awards in a manner mandated by the SEC. The disclosure and calculations are complex and can be confusing, and the amounts determined in accordance with the rules often bear no relation to the money or the economic value received or monetized by a particular NEO in the given year. We therefore caution that the term “compensation actually paid” should not be read literally and does not actually reflect the “take home” amounts received by our NEOs in a given year; and

●

The SEC rules require that we include in the Pay Versus Performance table information regarding our U.S. GAAP net income results. U.S. GAAP net income was not a performance metric in any of our compensation programs and did not affect the compensation awarded to our NEOs for the years covered by the Pay Versus Performance Table. We are nonetheless required to include such information in the table, and we urge our investors to keep in mind that U.S. GAAP net income did not drive the amount of pay awarded to or realized by our NEOs.

Pay Versus Performance Table

	(a)	(b)	(c)	(d)	(e)	(f)	(g)
Name	Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non -PEO NEOs	Average Compensation Actually paid to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income available to CNET Common Shareholder (in thousands)
Handong Cheng	2024	$21,062	$21,062	$-	$-	$57	$(3,761)
(Principal Executive Officer and Principal Financial Officer)	2025	$24,504	$24,504	$-	$-	$41	$(1,770)

(1)	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year.

(2)

Pursuant to rules of the SEC, the illustration assumes $100 was invested on December 31, 2023 in our Common Stock. Historic common share price performance is not necessarily indicative of future common share price performance.

PEO Total Compensation Amount	$ 24,504	$ 21,062
PEO Actually Paid Compensation Amount	$ 24,504	21,062
Adjustment To PEO Compensation, Footnote

To calculate the amounts reported in the “Compensation Actually Paid” columns in the table above, the following amounts were deducted from and added to (as applicable) our NEOs total compensation as reported in the Summary Compensation Table (“SCT”) for our named executive officers as of December 31, 2025:

			Less:	Plus:	Plus (less):
		(a)	(b)	(c)	(d)	(e)	(f)	(g)
Name	Fiscal Year	SCT Total	SCT Share Awards	Fair Value of Restricted Shares Units ("RSU") Granted in the Covered Year	Change in Fair Value of Unvested RSUs from Covered Years	Fair Value of RSU Granted and Vested in the Covered Year	Change in Fair Value of RSUs from Prior Years that Vested in the Covered Year	Change in Fair Value of Unvested RSUs from the Prior Years	Compensation Actually Paid

Handong Cheng	2024	$21,062	$-	$-	$-	$-	$-	$-	$21,062
Principal Executive Officer and Principal Financial Officer)	2025	$24,504	$-	$-	$-	$-	$-	$-	$24,504

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)

Represents the grant date fair value of the share awards during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes. No restricted shares were issued to the named PEO or NEOs in fiscal 2024 or 2025. No stock options were granted to the named PEO or NEOs in fiscal 2024 or 2025.

(c)

Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested RSUs granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)

Represents the change in fair value during the indicated fiscal year of each RSU that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)	No RSUs were granted and vested to the PEO or NEOs during fiscal 2024 or 2025.

(f)

Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each RSU that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)

Represents the average amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of equity awards granted in prior years that were unvested as of year-end of the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 0	0
Non-PEO NEO Average Compensation Actually Paid Amount	0	0
Total Shareholder Return Amount	41	57
Net Income (Loss)	(1,770,000)	(3,761,000)
PEO Name			Handong Cheng
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0